AXA PREMIER VIP TRUST

SUPPLEMENT DATED APRIL 18, 2014 TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS REVISED AND SUPPLEMENTED

This Supplement replaces certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2013, as revised and supplemented, of AXA Premier VIP Trust (“Trust”) regarding the Multimanager Multi-Sector Bond Portfolio, the Multimanager Small Cap Growth Portfolio and the Multimanager Small Cap Value Portfolio (the “Portfolios”) and corrects certain information filed in the Supplement dated April 16 2014. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

Appendix B of the SAI is revised to include the following information in the table below.

Portfolio Manager	Presented below for each portfolio manager are the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category
	as of December 31, 2013						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
CharterSM Multi-Sector Bond Portfolio
Kenneth T. Kozlowski	112	$145.7 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	112	$145.7 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	74	$93.6 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A
CharterSM Small Cap Growth Portfolio
Kenneth T. Kozlowski	112	$145.8 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	112	$145.8 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	74	$93.6 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A
CharterSM Small Cap Value Portfolio
Kenneth T. Kozlowski	112	$145.9 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	112	$145.9 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A
Xavier Poutas	74	$93.7 Billion	6	$614 Million	0	N/A	0	N/A	0	N/A	0	N/A